Investment Strategy - First Trust RBA Deglobalization ETF	Aug. 07, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed by Richard Bernstein Advisors LLC (the “Index Provider”). The Index Provider has retained the ICE Data Indices, LLC to calculate and maintain the Index.According to the Index Provider, the Index is designed to measure the performance of U.S. companies that will benefit from accelerating deglobalization and its implications. Deglobalization is the process of decreasing interconnectedness and interdependence between countries, particularly in terms of economic and/or trade relations, which is typically marked by a decline in international trade and investment and a reduction in the dependence on global supply chains. The implications of deglobalization can be a prioritization of domestic production, the imposition of tariffs on foreign goods, the tightening of immigration, and potential warfare, all of which have implications for economic growth, inflation, and labor markets. According to the Index Provider, the Index provides exposure to industrial, energy and materials companies focused on infrastructure, aerospace & defense, transportation and other services, as well as cybersecurity companies, which the Index Provider believes are inflation beneficiaries and may benefit from increased deglobalization and geopolitical conflict. Since deglobalization has implications for inflation, specifically causing a persistent increase in inflation due to disruptions to the flows of labor, goods and commodities and the shifting of production to less-efficient economies, companies that are strategically positioned can benefit. These inflation beneficiaries and/or inflation-resilient companies thrive relative to other sectors/industries when inflation is higher than normal. Companies that own or control real assets (which get more valuable with inflation), have pricing power, deal with commodities (pricing directly correlated to inflation), or have strong operating leverage (revenue benefits more than costs in inflationary environments) are all inflation beneficiaries and can perform well during periods of deglobalization that bring on higher inflation. Additionally, national security becomes more important as trade and political relations are strained. This results in more demand for defense (both physical and cyber) which can spur increases in military budgets and defense contracts. Companies positioned in these industries can benefit disproportionately relative to those outside of the national security scope. According to the Index Provider, the Index’s initial universe consists of all equity securities in the Russell 3000TM Index. From this list of eligible securities, a security must also meet minimum market capitalization, share price and liquidity requirements. A security must also be either: (i) in the Global Industry Classification Standard (“GICS”) Energy, Materials, or Industrials sector; and/or (ii) involved in cybersecurity and included in the NYSE FactSet Global Cyber Security Index. Industries that could be disadvantaged from deglobalization (such as Air Freight) or that have no relationship to deglobalization (such as Passenger Ground Transportation or Printing), as determined by the Index Provider, are omitted from consideration for the Index.According to the Index Provider, the remaining eligible securities are then assigned a proprietary “Deglobalization Score” that positively scores companies based on the following inputs:●At least 75% of revenue coming from the U.S.;●Positive 12-month forward earnings estimate;●Net Debt to EBITDA less than the company's sub-industry average; and●Exposure to the Aerospace & Defense industry.According to the Index Provider, securities are then selected using an optimization process that assigns weights to securities based on their contribution to the Index’s overall portfolio risk. Because the underlying portfolio is theme-based and not company specific, the optimization process is designed to minimize stock-specific risk while adhering to the specified constraints of the Index theme. When a stock within the optimization process hits the 4% maximum weight constraint, the process begins to assign additional weight to other securities in an order that maintains the optimization approach.The Index is reconstituted and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Index may be adjusted by the Index Provider for intra-rebalance corporate actions occurring at the Index constituent level in order to mitigate or eliminate the effect of those events on the Index’s performance and maintain the continuity of the Index level and composition. The Index Provider may also adjust the Index between rebalances due to a constituent not being available for trading (e.g., merger, acquisition, delisting or bankruptcy).The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. While the Index does not have a limit on the number of constituent securities, the selection process typically results in 60-150 constituent securities. As of July 21, 2025, the Index was composed of 126 securities. As of July 21, 2025, the Fund expects to have significant investments in industrials companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of July 21, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the "1940 Act").
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. While the Index does not have a limit on the number of constituent securities, the selection process typically results in 60-150 constituent securities. As of July 21, 2025, the Index was composed of 126 securities. As of July 21, 2025, the Fund expects to have significant investments in industrials companies, although this may change from time to time.